Wegener Investment Trust

Wegener Adaptive Growth Fund

Supplement dated December 30, 2009 to the Prospectus dated November 1, 2009

The following language replaces the last sentence of the “Market Timing” section of the Prospectus:

Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request.

The following language is added to the end of the “How to Redeem Shares” section of the Prospectus:

o Shareholders may be charged a fee if they effect transactions through broker or agent.

o The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.

o Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

o The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

o Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

Additionally, the Fund’s redemption fee policy has been changed to indicate that the Fund will impose a 1.50% redemption fee on any shares redeemed within 180 days of purchase (as opposed to the former period of six months).  All references to the redemption fee in the Prospectus are hereby revised to reflect this change.

This Supplement and the existing Prospectus and Statement of Additional Information dated November 1, 2009, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated November 1, 2009 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-595-4077.

Wegener Investment Trust

5575 Vincent Gate Terrace, #1248

Alexandria, VA  22312

1-800-595-4077

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.